Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	EMPOWER FUNDS, INC.
(“Empower Funds”)Empower International Growth Fund
Institutional Class Ticker: MXHTX
Investor Class Ticker: MXIGX
(the “Fund”)Supplement dated June 26, 2026, to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) for the Fund, dated April 30, 2026, as supplemented At an in-person meeting held on June 17-18, 2026, the Board of Directors of Empower Funds approved the following changes to the Fund’s expense limit and the sub-advisory fee payable to Lazard Asset Management LLC (“Lazard”), each effective on July 1, 2026 (the “Effective Date”):Fees Prior to the Effective DateFees as of the Effective DateExpense Limit0.845% of the average daily net assets0.835% of the average daily net assetsSub-Advisory Fee0.34% of the average daily net assets on the first $150 million of assets, 0.33% on the next $150 million of assets, 0.32% on the next $150 million of assets, 0.31% on the next $150 million of assets, and 0.30% thereafter on the portion of the Fund Lazard manages0.32% of the average daily net assets on the first $150 million of assets, 0.31% on the next $150 million of assets, and 0.30% thereafter on the portion of the Fund Lazard managesAs of the Effective Date, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the annual fund operating expenses table in the “Fees and Expenses of the Fund” section is hereby deleted in its entirety and replaced with the following table:Institutional ClassInvestor ClassManagement Fees0.82%0.82%Distribution and Service (12b-1) Fees0.00%0.00%Total Other Expenses0.06%0.54%Shareholder Services Fees0.00%0.35%Other Expenses0.06%0.19%Total Annual Fund Operating Expenses0.88%1.36%Fee Waiver and Expense Reimbursement0.04%0.17%Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement0.84%1.19%[1]The investment adviser has contractually agreed to waive management fees or reimburse expenses if Total Annual Fund Operating Expenses of any Class exceed 0.835% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2027, and automatically renews for one-year terms unless it is terminated upon termination of the investment advisory agreement or by Empower Funds or the investment adviser upon written notice within 90 days of the end of the current term. Under the agreement, the investment adviser may recoup, subject to the approval of the Board of Directors of Empower Funds, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the expense example table in the “Example” section is hereby deleted in its entirety and replaced with the following table:1 Year3 Years5 Years10 YearsInstitutional Class$85$275$481$1,075Investor Class$121$412$726$1,615